Annual Total Returns - Fidelity SAI U.S. Value Index Fund [BarChart] - 07.31 Fidelity SAI U.S. Value Index Fund PRO-06 - Fidelity SAI U.S. Value Index Fund	Sep. 29, 2020
Bar Chart Table:
Annual Return, Inception Date	Dec. 19, 2017
Fidelity SAI U.S. Value Index Fund
Bar Chart Table:
Annual Return 2018	(10.71%)
Annual Return 2019	29.09%